Fair Value of Assets and Liabilities - Sensitivity analysis of Level 3 instruments (Detail) - Level 3 [member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 106	€ 142
Negative fair value movements from using reasonable possible alternatives	0	4
Financial assets at fair value through profit or loss [member] | Equity (equity derivatives, structured notes) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	45	60
Negative fair value movements from using reasonable possible alternatives	0	4
Financial assets at fair value through profit or loss [member] | Interest rates (Rates derivatives, FX derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	45	43
Financial assets at fair value through profit or loss [member] | Credit (Debt securities, Loans, structured notes, credit derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 16	€ 39